3. STOCK WARRANTS (Tables) - Quarterly (Quarterly [Member])	6 Months Ended
Jun. 30, 2014
Quarterly [Member]
Stock Warrants Outstanding and Exercisable
Exercise Price per Share	Shares Under warrants	Remaining Life in Years
Outstanding
$0.001	4,050,000	3
$0.10	2,050,000	10
$0.4	4,750,000	3

Exercisable
$0.001	4,050,000	3
$0.4	4,750,000	3